UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 89.2%
Massachusetts 83.6%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,698,795
Series A, 4.0%, 4/1/2028	3,435,000	3,555,568
Series A, 4.0%, 3/1/2029	2,500,000	2,576,850
Series A, 4.75%, 4/1/2029	3,900,000	4,110,015
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,895,000	1,391,536
AMT, 8.0%, 9/1/2035 *	960,000	318,902
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	2,916,330
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,283,296
Series A, 5.0%, 11/1/2030	500,000	550,920
Boston, MA, Water & Sewer Commission Revenue:
Series A, 5.0%, 11/1/2025	2,000,000	2,243,340
Series A, 5.0%, 11/1/2030	1,270,000	1,397,914
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026	7,645,000	8,571,115
5.0%, 5/15/2027	2,295,000	2,546,578
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	520,000	586,118
Massachusetts, Airport Revenue, USAir Private Jet, Series A, AMT, 5.75%, 9/1/2016 , INS: NATL	820,000	821,607
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,541,462
Series A, 5.25%, 7/1/2034	1,700,000	1,874,981
Series B, 6.2%, 3/1/2016	2,190,000	2,347,549
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	11,442,379
Series C, ETM, 5.0%, 7/1/2015	190,000	207,244
Series C, ETM, 5.0%, 7/1/2016	75,000	84,380
Series B, 5.0%, 7/1/2035	3,970,000	4,296,215
Series A, 5.25%, 7/1/2021	2,000,000	2,435,060
Series C, ETM, 5.5%, 7/1/2017	165,000	193,151
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM, 6.875%, 5/1/2014	465,000	478,248
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional, Series C, 5.75%, 7/15/2013	330,000	330,498
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,360,000	3,360,101
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	3,000,000	3,022,950
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	3,000,000	2,980,020
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 , INS: FGIC, NATL	2,600,000	2,945,410
Massachusetts, State Central Artery, Series A, 0.07% **, 12/1/2030 , SPA: Bank of America NA	18,100,000	18,100,000
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,069,040
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,409,143
Massachusetts, State College Building Authority Project Revenue:
Series A, Prerefunded, 5.0%, 5/1/2031, INS: AMBAC	2,630,000	2,940,892
Series A, 5.5%, 5/1/2039	5,730,000	6,402,072
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,129,200
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	15,217,920
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance:
Series A2, 0.05% **, 1/1/2037, SPA: Bank of Tokyo-Mitsubishi UFJ	1,600,000	1,600,000
Series B, 5.0%, 1/1/2035	4,500,000	4,708,080
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2028	2,250,000	2,351,340
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,044,980
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,679,850
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,087,990
Series R-1, 5.0%, 7/1/2031	3,000,000	3,244,590
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series V-1, 5.0%, 10/1/2029	3,400,000	3,669,552
Series X, 5.0%, 10/1/2048	1,500,000	1,553,880
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	523,820
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% **, 10/1/2038 , LOC: TD BankNorth NA	4,290,000	4,290,000
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,673,670
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	327,629	2,061
Series A-2, 5.5%, 11/15/2046	65,870	48,955
Series A-1, 6.25%, 11/15/2026	1,235,770	1,130,433
Massachusetts, State Development Finance Agency Revenue, Northern Berkshire Healthcare:
Series B, 144A, 2/15/2043*	148,035	14,319
Series C, 144A, 2/15/2043*	230,740	2
Series A, 144A, 6.0%, 2/15/2043	191,125	153,405
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series K-1, 0.03% **, 7/1/2046, SPA: Wells Fargo Bank NA	2,500,000	2,500,000
Series L, 5.0%, 7/1/2036	500,000	522,465
Series L, 5.0%, 7/1/2041	2,000,000	2,069,340
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Prerefunded, 5.75% **, 12/1/2042	1,000,000	1,171,390
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	3,740,695
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	8,787,056
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,660,685
5.0%, 9/1/2045	2,000,000	2,083,020
Massachusetts, State General Obligation:
Series A, 0.644% ***, 11/1/2018	5,000,000	5,043,000
Series A, 5.0%, 3/1/2034	5,000,000	5,369,950
Series D, 5.5%, 11/1/2019	4,325,000	5,257,600
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,749,801
Series A, 5.0%, 10/1/2037	9,860,000	10,267,415
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,334,302
Series E-1, 5.125%, 7/1/2038	1,500,000	1,517,145
Series B-2, 5.375%, 2/1/2026, INS: NATL	695,000	746,917
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,540,000	1,730,606
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039 , GTY: The Children's Medical Center	5,500,000	5,696,735
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,348,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Harrington Memorial Hospital, Series A, 0.05% **, 7/1/2038 , LOC: TD Bank NA	4,630,000	4,630,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,335,824
5.375%, 7/1/2025	1,285,000	1,423,343
Massachusetts, State Health & Educational Facilities Authority Revenue, Hillcrest Extended Care Services, Inc., Series A, 0.13% **, 10/1/2026 , LOC: Bank of America NA	8,000,000	8,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,593,675
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039 , INS: AGC	2,500,000	2,639,475
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, 5.0%, 7/1/2038	1,965,000	2,145,014
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,391,320
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, 5.0%, 7/1/2034	10,000,000	10,329,700
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,619,415
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	10,374,600
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,355,320
Series M, 5.5%, 2/15/2027	1,705,000	2,021,090
Series M, 5.5%, 2/15/2028	3,000,000	3,533,010
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,599,855
Series B, 5.0%, 7/1/2034	1,350,000	1,439,870
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,259,400
Series B, 5.0%, 7/1/2040	8,500,000	8,961,890
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	1,000,000	1,000,470
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	4,001,040
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	5,000,900
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, Prerefunded, 5.0%, 8/15/2021, INS: AGMC	4,500,000	4,930,650
Series A, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	8,756,748
Series A, 5.0%, 8/15/2037, INS: AMBAC	5,000,000	5,182,600
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B, 5.0%, 8/15/2030	5,890,000	6,464,098
Series B, 5.25%, 10/15/2035	10,000,000	11,030,500
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2024	5,000,000	5,822,850
Massachusetts, State Water Pollution Abatement Trust:
Series 13, 5.0%, 8/1/2025	5,000,000	5,634,150
Series 13, 5.0%, 8/1/2026	5,000,000	5,575,750
Series 2, 5.7%, 2/1/2015	35,000	35,153
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,966,040
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	124,543
Series 11, 5.0%, 8/1/2020	100,000	108,060
Series 6, 5.625%, 8/1/2015	120,000	120,517
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2036	5,000,000	5,437,650
Series B, 5.0%, 8/1/2036	3,500,000	3,790,080
Series A, 5.0%, 8/1/2039	5,115,000	5,472,794
Series B, 5.0%, 8/1/2039	7,500,000	8,001,900
Series C, 5.25%, 12/1/2015	1,205,000	1,279,638
Series C, ETM, 5.25%, 12/1/2015	1,890,000	2,012,945
Series A, 5.25%, 8/1/2026, INS: NATL	1,830,000	2,061,275
Series A, Prerefunded, 5.25%, 8/1/2026, INS: NATL	120,000	139,436
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	5,832,246
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015, INS: FGIC, NATL	4,650,000	4,946,484
Series A, ETM, 6.5%, 7/15/2019	2,700,000	3,106,863
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,382,050
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,799,772
5.0%, 5/1/2030	1,595,000	1,727,034
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030 , INS: AGC	5,000,000	5,379,450
University of Massachusetts, Building Authority Project Revenue, Series 2009-1, 5.0%, 5/1/2034	4,000,000	4,297,480
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 , INS: AMBAC	11,380,000	12,344,569

		437,168,784
Guam 1.6%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	4,127,799
Series A, 5.75%, 12/1/2034	3,725,000	3,929,018
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030 , INS: AGMC	415,000	434,061

		8,490,878
Puerto Rico 3.8%
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015 , INS: AGMC	2,500,000	2,657,675
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue, Series Y, 6.25%, 7/1/2014	145,000	150,522
Puerto Rico, Electric Power Authority Revenue:
Series XX, 5.25%, 7/1/2040	5,585,000	5,132,838
Series WW, 5.375%, 7/1/2024	5,000,000	4,912,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,825,000	1,825,402
Series A, 6.0%, 8/1/2042	2,500,000	2,600,500
Series A, 6.5%, 8/1/2044	2,500,000	2,678,450

		19,957,887
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	1,068,380

Total Municipal Bonds and Notes (Cost $448,217,476)		466,685,929
Municipal Inverse Floating Rate Notes (a) 21.1%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (b)	10,000,000	11,640,700
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.86%, 7/1/2028, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (b)	5,000,000	5,547,100
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.11%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (b)	10,000,000	10,995,921

Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023, INS: AGMC (b)	5,000,000	5,807,814
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 15.241%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (b)	20,000,000	22,000,600
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 18.14%, 8/1/2015, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (b)	10,000,000	10,997,699
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.743%, 10/1/2015, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (b)	12,615,000	14,690,455
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.686%, 8/1/2031, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (b)	15,000,000	16,382,100
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.39%, 2/1/2018, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (b)	10,000,000	12,337,100
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.9%, 8/1/2021, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $101,450,386)		110,399,489

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $549,667,862) †	110.3	577,085,418
Other Assets and Liabilities, Net	(10.3)	(53,990,920)

Net Assets	100.0	523,094,498

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	318,902

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2013.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

†
The cost for federal income tax purposes was $487,027,184.  At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $27,198,234.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,228,203 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,029,969.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(c)	$—	$577,085,418	$—	$577,085,418
Total	$—	$577,085,418	$—	$577,085,418

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013